Income Taxes (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Loss before income taxes	$ (6,149,958)	$ (2,744,583)
Domestic [Member]
Loss before income taxes	(2,108,311)	(1,589,940)
Foreign [Member]
Loss before income taxes	$ (4,041,647)	$ (1,154,643)